RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ILS	Dec. 31, 2013 ILS	Dec. 31, 2014 Original Pipeline Funding Agreement [Member] USD ($)	Dec. 31, 2014 Amended Pipeline Funding Agreement [Member] USD ($)	Dec. 31, 2014 Termination and Equity Conversion Agreement [Member] ILS	Dec. 31, 2014 Minimum [Member] Amended Pipeline Funding Agreement [Member] USD ($)	Dec. 31, 2014 Maximum [Member] Amended Pipeline Funding Agreement [Member] USD ($)
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Consideration received in funding arrangement						$ 5,000
Funding receivable						8,000
Options issued to agent						100,000
Warrant and option issuance costs						80
Change in fair value of liability with respect to outstanding options to non-employee		104	20
Right to exchange the Amended Participation Rights for ordinary shares, calculation description							(i) $ 13,000 less 50% of any cash consideration paid to Baize as Amended Participation Rights, divided by (ii) the average closing price of the Company’s ordinary shares during the twenty (20) trading days prior to the Actual Exchange Date (the “Exchange Price”)
Participation Rights							10.00%	5.00%
Price at which investors can exchange rights							$ 7.50		$ 3.00	$ 12.00
Ordinary shares eligible for purchase with warrants							500,000
Exercise price of warrants							$ 6.00
Number of shares to be issued upon exchange of Participation Rights							500,000
Financial income (expenses) related to embedded derivative	269	(811)	(588)
Researhc and development component	421	758
Amortization research and development component	337	230	130
Issuance of shares in respect to Termination and Equity Conversion Agreement, shares								1,600,000
Ordinary shares, par value per share				0.01	0.01			0.01
Financial expenses as a result of 2014 Baize Agreement	$ 792
Agreement, start date						Sep. 20, 2010	Apr. 21, 2013	Aug. 20, 2014
Agreement, termination date						Apr. 21, 2013	Aug. 20, 2014